Cover	Aug. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2024
Entity File Number	001-38875
Entity Registrant Name	GREENLANE HOLDINGS, INC.
Entity Central Index Key	0001743745
Entity Tax Identification Number	83-0806637
Entity Incorporation, State or Country Code	DE
City Area Code	(877)
Local Phone Number	292-7660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	GNLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true